Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 1,282
Balance as at Ending	1,418
Income receivable in connection with the A.R.Z. Electricity PSP [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	1,282
Foreign Currency translation adjustments	136
Balance as at Ending	1,418
Dori Energy Loan [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	9,189
Total income recognized in profit or loss	413
Foreign Currency translation adjustments	993
Balance as at Ending	10,595
Financial power swap [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning
Total income recognized in profit or loss	4,967
Balance as at Ending	€ 4,967